Dividend	12 Months Ended
Dec. 31, 2013
Dividend
Dividend

24.   Dividend

        On March 14, 2012, the Company's board of directors declared special cash dividends to the Company's shareholders of record as of the close of business on April 6, 2012, at US$0.40 per Class A or Class B ordinary share, or US$2.00 per ADS, each representing five Class B ordinary shares of the Company. On April 13, 2012, the Company distributed the dividends which amounted to RMB607,623,579.

        On March 10, 2013, the Company's board of directors declared annual cash dividends to the Company's shareholders of record as of the close of business on April 8, 2013, at US$0.09 per Class A or Class B ordinary share, or US$0.45 per ADS, each representing five Class B ordinary shares of the Company. On April 15, 2013, the Company distributed the dividends which amounted to RMB137,138,046.